Promissory Notes Payable (Tables) (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Total promissory notes
Total promissory notes at September 30, 2013 are comprised of the following:

Total promissory notes outstanding	$5,000,000

Less: unamortized discount	(2,824,073)

Promissory notes, net of discount	$2,175,927